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K&L Gates LLP
1601 K Street NW
Washington, DC 20006-1600
T 202.778.9000
www.klgates.com

Diane E. Ambler
202.778.9886
Fax: 202.778.9100
diane.ambler@klgates.com

December 16, 2016

EDGAR FILING

United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Metropolitan Life Insurance Company
     Form S-3 Registration Statement
     File No. 333-______

Dear Sir or Madam:

On behalf of Metropolitan Life Insurance Company ("MetLife"), transmitted herewith for filing, pursuant to the requirements of Section 10(a) of the Securities Act of 1933, as amended (the "1933 Act") and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of a registration statement on Form S-3 (the "Registration Statement") with respect to the Registered Fixed Account Option, which has a market value adjustment feature offered in conjunction with certain group variable annuity contracts issued by MetLife (the "Contract"). The Registration Statement has been filed to register additional securities in the same class as already in effect for the Contract pursuant to a registration statement filed on Form S-3(1933 Act File No. 192929).

The existing disclosure has been updated as necessary and has otherwise not materially changed. The Registration Statement includes a delaying amendment in accordance with Rule 473 under the 1933 Act. MetLife requests that the Securities and Exchange Commission (the "Commission") declare the Registration Statement effective on May 1, 2017, or as soon thereafter as practicable. MetLife intends to file a pre-effective amendment in early April to (i) provide the requisite financial statements and consents and (ii)address any comments raised by the Commission staff.

This transmission contains conformed signature pages, the manually signed originals of which are maintained at MetLife's offices. Please contact Christopher R. Bellacicco at (202) 778-9438 or the undersigned at (202) 778-9886 with any questions or comments.


Sincerely,


/s/ DIANE E. AMBLER
----------------------------------
Diane E. Ambler


Enclosure

cc: Sonny Oh, SEC